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					UNITED STATES
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			SECURITIES AND EXCHANGE COMMISSION
hours per response.........................24.60
					Washington, D.C. 20549






SEC USE ONLY
					    FORM 13F




















INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended
 June 30,
20
08
..
















(Please read instructions before preparing form.)

  If amended report check here:


David Vaughan Investments, Inc
Name of Institutional Investment Manager  (
5823 N. Forest Park Drive
Peoria
IL
61614
                    1?????????????
Business Address	(Street)(City)      (State)   (Zip)                  2
Lawrence Williams IV, 309-685-0033, President
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete.
It is understood that all required items, statements and schedules are considered
integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
This  report  to  be  signed  on its  behalf  in the City of
Peoria
and State of
Illinois
 on   the
14th
day of
 November
,20
08
..











David Vaughan Investments, Inc.

(Name of Institutional Investment Manager)

Lawrence Williams IV

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment
Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).
13F File Numbers will be assigned to Institutional Investment
Managers after they file their first report.

Name:
13F File No.:
(
Name:
13F File No.: (
1.
?????

?????
3
6.
?????

?????
  3
2.
?????

?????

7.
?????

?????

3.
?????

?????

8.
?????

?????

4.
?????

?????

9.
?????

?????

5.
?????

?????

10
?????

?????












(SEC USE ONLY)




Name of Reporting Manager   David Vaughan Investments, Inc.

         |











         |






Item 6:








Item 5:
Investment Discretion

Item 8:


Item 3:
Item 4:
Shares of

(b) Shared-

Item 7:
Voting Authority (Shares)
Item 1:
Item 2:
CUSIP
Fair Market
Principal

As Defined
(c) Shared-
Managers



Name of Issuer
Title of Class
Number
Value
Amount
(a) Sole
in Instr. V
Other
See Instr. V
(a) Sole
(b) Shared
(c) None












3M COMPANY
Common Stk
88579Y101
1,620,759
23,727
23,727



23,727

                   -
ABBOTT LABORATORIES
Common Stk
002824100
2,706,663
47,007
47,007



46,607

              400
AGL RESOURCES INC
Common Stk
001204106
9,433,048
300,607
300,607



296,907

           3,700
ALCOA INC
Common Stk
013817101
6,557,932
290,431
290,431



286,231

           4,200
ALLSTATE CORP
Common Stk
020002101
5,725,982
124,154
124,154



121,828

           2,326
AMEREN CORPORATION
Common Stk
023608102
8,514,395
218,150
218,150



215,235

           2,915
AMERICAN ELECTRIC POWER
Common Stk
025537101
9,056,205
244,564
244,564



242,564

           2,000
AMGEN INC
Common Stk
031162100
9,505,960
160,384
160,384



158,984

           1,400
ANHEUSER BUSCH COS INC
Common Stk
035229103
8,522,767
131,362
131,362



129,862

           1,500
ANTS SOFTWARE INC
Common Stk
037271103
36,000
66,666
66,666



66,666

                   -
AT&T INC
Common Stk
00206R102
15,263,904
546,701
546,701



537,683

           9,018
AVON PRODS INC
Common Stk
054303102
401,151
9,650
9,650



9,050

              600
BAKER HUGHES INC
Common Stk
057224107
10,044,373
165,913
165,913



163,413

           2,500
BANK OF AMERICA CORP
Common Stk
060505104
12,675,670
362,162
362,162



357,712

           4,450
BANK OF NEW YORK MELLON CORP
Common Stk
064058100
9,692,029
297,484
297,484



294,396

           3,088
BARD C R INC
Common Stk
067383109
1,487,562
15,680
15,680



15,680

                   -
BAXTER INTERNATIONAL INC
Common Stk
071813109
16,600,387
252,939
252,939



248,439

           4,500
BEMIS COMPANY
Common Stk
081437105
320,653
12,234
12,234



12,234

                   -
BERKSHIRE HATHAWAY CL A
Common Stk
084990175
261,200
200
200



200

                   -
BERKSHIRE HATHAWAY CL B
Common Stk
084670207
294,465
67
67



67

                   -
BLACK & DECKER CORP
Common Stk
091797100
5,013,090
82,520
82,520



81,220

           1,300
BOEING CO
Common Stk
097023105
2,516,243
43,875
43,875



42,975

              900
BP PLC-SPONS ADR
Common Stk
055622104
6,527,067
130,099
130,099



128,161

           1,938
BRISTOL MYERS SQUIBB CO
Common Stk
110122108
280,245
13,441
13,441



13,441

                   -
BROWN & BROWN INC
Common Stk
115236101
5,880,640
272,000
272,000



272,000

                   -
CATERPILLAR INC
Common Stk
149123101
4,151,001
69,648
69,648



69,248

              400
CH ROBINSON WORLDWIDE INC
Common Stk
12541W209
441,517
8,664
8,664



8,664

                   -
CHEVRON CORPORATION
Common Stk
166764100
12,664,722
153,549
153,549



152,549

           1,000
CISCO SYSTEMS INC
Common Stk
17275R102
13,221,875
586,076
586,076



578,276

           7,800
CITIGROUP INC
Common Stk
172967101
6,540,598
318,898
318,898



314,078

           4,820
CLOROX COMPANY
Common Stk
189054109
344,795
5,500
5,500



5,200

              300
COCA COLA CO
Common Stk
191216100
9,784,334
185,029
185,029



182,729

           2,300
COMMERCE BANCSHARES INC
Common Stk
200525103
918,442
19,794
19,794



19,794

                   -
CONOCOPHILLIPS
Common Stk
20825C104
15,193,808
207,424
207,424



204,846

           2,578
CONSOLIDATED EDISON INC
Common Stk
209115104
8,375,360
194,957
194,957



192,557

           2,400
CVS CAREMARK CORP
Common Stk
126650100
11,796,282
350,454
350,454



345,954

           4,500
DEERE & CO
Common Stk
244199105
13,302,630
268,740
268,740



264,640

           4,100
DOMINION RESOURCES INC
Common Stk
25746U109
12,474,220
291,590
291,590



287,390

           4,200
DOW CHEMICAL
Common Stk
260543103
6,986,722
219,847
219,847



216,247

           3,600
DPL INC
Common Stk
233293109
7,215,922
290,965
290,965



288,365

           2,600
DTE ENERGY COMPANY
Common Stk
233331107
7,285,511
181,593
181,593



180,193

           1,400
DU PONT E I DE NEMOURS
Common Stk
263534109
346,379
8,595
8,595



8,595

                   -
DUKE ENERGY HOLDING CORP
Common Stk
26441C105
9,203,090
528,003
528,003



519,435

           8,568
EDISON INTERNATIONAL
Common Stk
281020107
217,495
5,451
5,451



5,451

                   -
ELI LILLY & CO
Common Stk
532457108
239,611
5,442
5,442



5,042

              400
EMERSON ELECTRIC CO
Common Stk
291011104
8,779,762
215,243
215,243



212,893

           2,350
EMPIRE DISTRICT ELECTRIC CO
Common Stk
291641108
207,095
9,700
9,700



9,400

              300
ENTERGY CORP
Common Stk
29364G103
3,398,847
38,185
38,185



37,485

              700
EXELON CORPORATION
Common Stk
30161N101
14,567,604
232,635
232,635



229,335

           3,300
EXXON MOBIL CORPORATION
Common Stk
30231G102
20,599,279
265,250
265,250



257,216

           8,034
FORD MOTOR COMPANY
Common Stk
345370860
181,721
34,946
34,946



34,946

                   -
GENERAL ELECTRIC CO
Common Stk
369604103
14,689,033
576,041
576,041



569,615

           6,426
GENERAL MILLS INC
Common Stk
370334104
12,123,926
176,425
176,425



174,625

           1,800
GENUINE PARTS CO
Common Stk
372460105
9,159,436
227,790
227,790



225,290

           2,500
GENWORTH FINANCIAL INC
Common Stk
37247D106
2,111,603
245,250
245,250



239,950

           5,300
GOLDMAN SACHS GROUP INC
Common Stk
38141G104
9,688,832
75,694
75,694



74,494

           1,200
GREAT PLAINS ENERGY INC
Common Stk
391164100
2,161,339
97,270
97,270



96,970

              300
HAWAIIAN ELEC INDS
Common Stk
419870100
251,336
8,634
8,634



8,034

              600
HEWLETT PACKARD CO
Common Stk
428236103
17,734,843
383,539
383,539



378,386

           5,153
HOME DEPOT INC
Common Stk
437076102
7,474,029
288,684
288,684



285,284

           3,400
HONEYWELL INTERNATL INC
Common Stk
438516106
9,721,287
233,966
233,966



229,766

           4,200
INTEGRYS ENERGY GROUP INC
Common Stk
45822P105
10,606,057
212,376
212,376



209,476

           2,900
INTEL CORPORATION
Common Stk
458140100
9,923,290
529,807
529,807



523,407

           6,400
INTERNATIONAL PAPER CO
Common Stk
460146103
281,618
10,757
10,757



10,757

                   -
INTL BUSINESS MACHINES CORP
Common Stk
459200101
16,956,393
144,976
144,976



142,476

           2,500
JOHNSON & JOHNSON
Common Stk
478160104
19,184,533
276,913
276,913



273,513

           3,400
JOHNSON CONTROLS INC
Common Stk
478366107
6,600,617
217,627
217,627



214,927

           2,700
JP MORGAN CHASE & CO
Common Stk
46625H100
17,020,889
364,473
364,473



358,871

           5,602
KIMBERLY CLARK CORP
Common Stk
494368103
9,744,479
150,285
150,285



148,285

           2,000
LOCKHEED MARTIN CORP
Common Stk
539830109
526,416
4,800
4,800



4,800

                   -
MANULIFE FINANCIAL CORP
Common Stk
56501R106
213,316
5,814
5,814



5,814

                   -
MARATHON OIL CORPORATION
Common Stk
565849106
533,461
13,380
13,380



12,380

           1,000
MASCO CORP
Common Stk
574599106
4,412,935
245,983
245,983



243,483

           2,500
MATTEL INC
Common Stk
577081102
9,741,600
540,000
540,000



533,100

           6,900
MCCORMICK & CO INC
Common Stk
579780206
10,803,950
280,987
280,987



274,887

           6,100
MCDONALDS CORPORATION
Common Stk
580135101
317,261
5,142
5,142



5,142

                   -
MCGRAW HILL COMPANIES INC
Common Stk
580645109
7,505,795
237,450
237,450



234,900

           2,550
MEDTRONIC INC
Common Stk
585055106
207,665
4,145
4,145



4,145

                   -
MERRILL LYNCH & CO INC
Common Stk
590188108
4,342,543
171,642
171,642



169,142

           2,500
MICROSOFT CORP
Common Stk
594918104
11,861,122
444,403
444,403



439,303

           5,100
MONSANTO CO
Common Stk
61166W101
4,592,467
46,398
46,398



45,298

           1,100
NATIONAL CITY CORP
Common Stk
635405103
77,996
44,569
44,569



44,569

                   -
NATIONAL FUEL GAS CO
Common Stk
636180101
10,133,197
240,237
240,237



236,537

           3,700
NEW JERSEY RESOURCES CORP
Common Stk
646025106
11,407,852
317,856
317,856



312,906

           4,950
NORFOLK SOUTHERN CORP
Common Stk
655844108
14,338,305
216,558
216,558



213,258

           3,300
NORTHEAST UTILITIES
Common Stk
664397106
5,101,246
198,879
198,879



195,979

           2,900
OCCIDENTAL PETROLEUM CORP
Common Stk
674599105
281,236
3,992
3,992



3,992

                   -
ORACLE CORP
Common Stk
68389X105
402,889
19,837
19,837



19,837

                   -
PACCAR INC
Common Stk
693718108
201,911
5,287
5,287



5,287

                   -
PEPSICO INC
Common Stk
713448108
13,215,905
185,434
185,434



183,634

           1,800
PFIZER INC
Common Stk
717081103
9,746,106
528,531
528,531



524,459

           4,072
PIEDMONT NATURAL GAS CO
Common Stk
720186105
10,127,485
316,880
316,880



311,980

           4,900
PPL CORPORATION
Common Stk
69351T106
1,968,539
53,175
53,175



52,875

              300
PROCTER & GAMBLE CO
Common Stk
742718109
17,272,887
247,853
247,853



245,453

           2,400
PUGET ENERGY INC
Common Stk
745310102
4,019,685
150,550
150,550



148,250

           2,300
QUESTAR CORP
Common Stk
748356102
4,513,435
110,299
110,299



108,199

           2,100
RLI CORP
Common Stk
749607107
8,441,832
135,961
135,961



122,819

         13,142
ROYAL DUTCH SHELL PLC A
Common Stk
780259206
389,466
6,600
6,600



6,600

                   -
SCANA CORP
Common Stk
80589M102
10,334,669
265,468
265,468



262,568

           2,900
SCHERING PLOUGH CORP
Common Stk
806605101
9,533,639
516,169
516,169



509,869

           6,300
SECTOR SPDR FINCL SELECT
Common Stk
81369Y605
1,229,202
61,800
61,800



61,800

                   -
SEMPRA ENERGY
Common Stk
816851109
9,956,621
197,278
197,278



194,078

           3,200
SOUTH JERSEY INDUSTRIES
Common Stk
838518108
6,042,225
169,250
169,250



169,150

              100
SOUTHERN CO
Common Stk
842587107
12,184,235
323,275
323,275



317,575

           5,700
SPECTRA ENERGY CORP
Common Stk
847560109
8,246,391
346,487
346,487



342,003

           4,484
STEAK AND SHAKE COMPANY
Common Stk
857873103
113,179
13,039
13,039



13,039

                   -
T ROWE PRICE ASSOCIATES
Common Stk
74144t108
7,707,385
143,500
143,500



142,450

           1,050
TARGET CORP
Common Stk
87612E106
11,200,126
228,341
228,341



225,691

           2,650
TEXAS INSTRUMENTS INC
Common Stk
882508104
7,094,957
329,998
329,998



324,498

           5,500
TEXTRON INC
Common Stk
883203101
8,217,315
280,646
280,646



276,496

           4,150
THE HERSHEY COMPANY
Common Stk
427866108
6,885,614
174,143
174,143



172,943

           1,200
THE WALT DISNEY CO
Common Stk
254687106
10,623,693
346,161
346,161



342,361

           3,800
TIDEWATER INC
Common Stk
886423102
7,019,482
126,797
126,797



125,197

           1,600
TIME WARNER INC
Common Stk
887317105
7,489,350
571,270
571,270



564,670

           6,600
TRAVELERS COMPANIES INC
Common Stk
89417e109
3,070,617
67,934
67,934



66,598

           1,336
UNITED TECHNOLOGIES CORP
Common Stk
913017109
9,210,705
153,358
153,358



151,008

           2,350
UNITEDHEALTH GROUP
Common Stk
91324P102
4,560,069
179,601
179,601



177,901

           1,700
US BANCORP
Common Stk
902973304
13,433,835
372,955
372,955



368,755

           4,200
VECTREN CORPORATION
Common Stk
92240G101
10,590,074
380,254
380,254



375,122

           5,132
VERIZON COMMUNICATIONS
Common Stk
92343V104
10,482,133
326,648
326,648



322,296

           4,352
WAL MART STORES INC
Common Stk
931142103
12,286,613
205,153
205,153



201,247

           3,906
WELLS FARGO & COMPANY
Common Stk
949746101
16,462,535
438,650
438,650



431,450

           7,200
WESTERN UNION CO
Common Stk
959802109
245,664
9,958
9,958



9,958

                   -
WEYERHAEUSER CO
Common Stk
962166104
9,911,797
163,615
163,615



161,215

           2,400
WILLIAMS COS INC
Common Stk
969457100
371,305
15,700
15,700



15,700

                   -
WINDSTREAM CORP
Common Stk
97381W104
652,473
59,641
59,641



59,022

              619
WORTHINGTON INDUSTRIES INC
Common Stk
981811102
1,557,495
104,250
104,250



101,550

           2,700
WYETH
Common Stk
983024100
10,672,003
288,901
288,901



284,401

           4,500












COLUMN TOTALS


 $    906,894,448
24,371,584




       24,039,575













SEC 1685 (5/91)

? ProFormWare, Inc.  (561) 447-6684			SEC 1685 (5/91)